Recasting Financial Statements Upon the Completion of the Merger Transaction	12 Months Ended
Dec. 31, 2020
Recasting Financial Statements Upon The Completion Of The Merger Transaction Disclosure [Abstract]
RECASTING FINANCIAL STATEMENTS UPON THE COMPLETION OF THE MERGER TRANSACTION

27. RECASTING FINANCIAL STATEMENTS UPON THE COMPLETION OF THE MERGER TRANSACTION

On July 23, 2021, the Merger between Microvast and Tuscan Holdings Corp. was completed, resulting in the combined company being renamed “Microvast Holdings, Inc.”, with its common stock and warrants to commence trading on the NASDAQ on July 26, 2021. The net proceeds from the merger transaction include $708.4 million cash received by the combined company upon closing and the proceeds from $57.5 million promissory convertible notes issued in January and February 2021.

The Merger is accounted for as a reverse recapitalization under U.S. GAAP as Microvast, Inc. was determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”). This determination is primarily based on (1) Microvast, Inc.’s stockholders comprising a relative majority of the voting power of the Company and having the ability to nominate the members of the Board, (2) Microvast, Inc.’s operations prior to the acquisition comprising the only ongoing operations of the Company, and (3) Microvast, Inc.’s senior management comprising a majority of the senior management of the Company. Under this method of accounting, Tuscan Holdings Corp. is treated as the “acquired” company for financial reporting purposes. Accordingly, the financial statements of the combined entity represent a continuation of the financial statements of Microvast, Inc. with the Merger being treated as the equivalent of Microvast, Inc. issuing stock for the net assets of Tuscan Holdings Corp., accompanied by a recapitalization. To reflect the accounting for the recapitalization upon the completion of the Merger, the share, per share value and net loss per share available to the Company’s common stock holders in the financial statements for each of the three years ended December 31, 2020 have been retroactively recast reflecting the exchange ratio of 160.3 (the “Common Exchange Ratio”) established in the Merger Agreement.